Equity - Narrative (Details) - EUR (€)			12 Months Ended
	Jun. 03, 2025	Jun. 22, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 14, 2025	Dec. 31, 2022
Equity
Total Shareholders Capital			€ 255,482,000	€ 248,492,000	€ 236,594,000		€ 228,928,000
Purchase of shares			30,000,000			€ 30,000,000
Equity-settled share-based payment expense			€ 266,000	285,000	47,000
Period for which the share capital is authorized	5 years
Increased authorized share capital	€ 8,974,100.98
Percentage Increase In Legal Reserve			5.00%
Maximum Legal Reserve As A Percentage Of Shareholders Capital			10.00%
Non-controlling interest			€ (80,000)	€ (86,000)	€ (53,000)
Ordinary shares
Equity
Par value per share			€ 0.076	€ 0.076	€ 0.076
Outstanding shares			59,067,186	59,067,186	59,067,186		59,067,186
Number of shares issued			0
Share capital
Equity
Total Shareholders Capital			€ 4,487,000	€ 4,487,000	€ 4,487,000		€ 4,487,000
Other movement			(30,000,000)
Share capital | Ordinary shares
Equity
Total Shareholders Capital			4,487,000	4,487,000	4,487,000
Share premium
Equity
Total Shareholders Capital			203,895,000	233,895,000	233,942,000		233,895,000
Other movement			(30,000,000)
Capital increase through exercise of warrants					47,000
Equity-settled share-based payment expense				(47,000)	47,000
Non-controlling interests
Equity
Total Shareholders Capital			(80,000)	(86,000)	(53,000)		€ (28,000)
Tianjin Zhenyuan Materialise Medical Technology Limited
Equity
Proportion of ownership interest in subsidiary		51.00%
Tianjin Zhenyuan Materialise Medical Technology Limited | Zhenyuan
Equity
Proportion of ownership interests held by non-controlling interests		49.00%
Tianjin Zhenyuan Materialise Medical Technology Limited | Non-controlling interests
Equity
Non-controlling interest			€ (80,000)	€ (86,000)	€ (53,000)